DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Balchem Corporation 401(k) (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions.
General
The Plan is principally a participant directed, defined contribution plan, and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Empower Annuity Insurance Company ("Empower") is the Plan's administrative services provider and record keeper.
The 401(k) and Safe Harbor Matching portion of the Plan covers all active U.S. employees of Balchem Corporation (the “Company”, or "Employer") who have completed two months of service, as defined, and are 18 years of age or older, except those who are currently covered by a collective bargaining agreement. Employees are automatically enrolled in the Plan on the first day of the month after they become eligible to participate and can elect to opt-out at any time.
The Company's non-elective profit sharing contribution portion of the Plan covers all active U.S. employees who have completed 1,000 hours of service, as defined, are 18 years of age or older, and are active employees of the Company at December 31.
On December 29, 2022, the SECURE Act 2.0 was signed into law. The SECURE Act 2.0 was built on the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act 1.0"), both of which focus on expanding retirement plan coverage, participation, and savings. Since the SECURE Act 2.0 includes both new required and optional retirement provisions, with varying effective dates through 2027, the Plan administrator will determine the optional provisions to elect and amend the Plan document accordingly. Under SECURE Act 2.0, the Plan allows eligible long-term part-time employees to participate in the Plan and can elect to opt-out at any time.
Administrative Expenses
The Company pays administrative and record keeping fees for the Plan. Plan participants are required to pay fees for participant loans and certain brokerage fees for transactions pertaining to investments in Balchem Corporation common stock.
Contributions
Participants are allowed to contribute annually, in pre-tax or after tax dollars, a percentage of compensation as defined by the Plan, up to the maximum of the lesser of 75% of their eligible compensation or the annual limit allowed by the Internal Revenue Code (“IRC”) ($23,500 in 2025 and $23,000 in 2024). Participants 50 years and older may opt to contribute additional catch-up contributions up to $7,500 for the years ended December 31, 2025 and 2024, respectively. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. For the year ended December 31, 2025, $596,690 of rollover contributions were included in participant contributions. Participants direct the investment of their contributions into various investment options offered by the Plan. To maintain “safe harbor” status, the employer will make a safe harbor matching contribution equal to 100% of the elective deferrals that do not exceed 6% of compensation. The safe harbor matching contribution is 100% vested. Employer safe harbor matching contributions are made in cash, which is then used to purchase Balchem Corporation common stock. Non-elective employer profit sharing contributions are subject to the vesting schedules described below. The employer contribution receivables were $140,082 and $131,922 as of December 31, 2025 and 2024, respectively, which were true ups of the Company's safe harbor matching contribution.
Effective January 1, 2025, under the SECURE Act 2.0, participants ages 60 to 63 by December 31 will be eligible for the increased catch-up contributions in the Plan and can save the greater of $10,000 or 150% of the regular standard age 50+ catch-up limit. For 2025, the higher catch-up contribution limit for those ages 60 to 63 is $11,250.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of the Company’s matching contributions and plan earnings or losses. Allocations are based on participant account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are 100% vested in their contributions (including rollovers) and employer safe harbor contributions, plus actual earnings or losses thereon. Vesting in the non-elective employer profit sharing contribution portion of their accounts plus actual earnings or losses thereon is based on years of continuous service, as defined. The vesting timeline is as follows:

Years of Vesting Service	Vesting Percentage

Less than One Year	0%
One Year but less than Two Years	20%
Two Years but less than Three Years	40%
Over Three Years	100%

For employees hired as part of certain acquisitions, their prior credited service is used in determining the vested portion of such matching contributions. There was no non-elective profit sharing contribution for the year ended December 31, 2025. Participants become fully vested in the event of death and disability, as defined by the Plan.
Investment Options
Upon enrollment in the Plan, participants may direct employee contributions to the various investment options administered by Empower and a maximum of 10% of a participant’s contribution to Balchem Corporation Common Stock Fund. Employer matching contributions are made in cash which is then used to purchase Balchem Corporation common stock. Participants are able to transfer funds out of the Company stock fund to other investments offered by the Plan at any time. Non-elective employer profit sharing contributions are made from the Company’s cash reserves.
Notes Receivable from Participants
Notes receivable from participants represent loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. Loan terms extend up to five years or between five and ten years for the purchase of a primary residence. The loans are secured by the balance in the participants’ accounts and bear interest at a fixed rate based on the prime rate plus 2% at the time of loan origination and range from 4.50% to 10.50% at December 31, 2025 and 2024. Principal and interest are paid ratably through payroll deductions. No allowance for credit losses has been recorded at December 31, 2025 or 2024. In the event of default, such loans are reportable to Plan participants as taxable income but remain outstanding and continue to accrue interest until repaid by the Plan participant or the participant becomes eligible to receive a distribution under the terms of the Plan.
Payment of Benefits
On termination of service, a participant may receive a lump sum amount equal to the vested value of his or her account, or upon death, disability or retirement, the participant may elect to receive annual installments over a period not to exceed the participant’s lifetime, or the joint lifetime of the participant and the participant’s spouse. Immediate lump sum distributions occur when a vested account balance is $1,000 or less. When a vested account balance is between $1,000 and $5,000, it is automatically rolled into an individual retirement account ("IRA"). Participants may also withdraw an amount at age 59 1/2 if certain criteria are met.
The Plan has adopted provisions of the SECURE Act 2.0, which, among other changes, increased the age at which participants are required to begin taking required minimum distributions from 72 to 73 (and to age 75 for certain participants beginning in 2033), reduced excise tax penalties for missed distributions, and eliminated required minimum distributions from designated Roth accounts for plan years beginning after December 31, 2023.
Income (Loss) Allocations
Investment income (loss) for an accounting period shall be allocated to participants’ accounts in proportion to the total of their respective account balances at the beginning of such accounting period plus any contributions or loan repayments credited to the account, less any loans issued or other deductions during the period.
Forfeited Accounts
Forfeited balances of terminated participants’ non-vested accounts may be used to reduce the Company safe harbor matching contributions, to reduce non-elective profit sharing contributions, or to pay the Plan expenses. Forfeited non-vested accounts at December 31, 2025 and 2024 totaled $7,442 and $60,391, respectively. During the year ended December 31, 2025, forfeitures of $58,081 were used for employer contributions and $771 were used to pay the Plan expenses.

Risks and Uncertainties
The assets of the Plan at December 31, 2025 and 2024 are primarily financial instruments that are monetary in nature. The Plan invests in funds managed by third-parties, Balchem Corporation common stock, and an investment contract. These investments are subject to risk conditions of the individual investments’ objectives, the stock market, interest rates, economic conditions, world affairs and, in the case of the Balchem Corporation common stock, the results of operations and other risks specific to Balchem Corporation. Due to the level of risk associated with certain investment changes in the value of investment securities, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Plan Benefits and the Statement of Changes in Net Assets Available for Plan Benefits.